Owners' Capital (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Owners' capital
Owners' Capital

12. Capital Structure

Under the articles of incorporation effective July 1, 2013, the Company’s authorized capital stock consists of 500,000,000 registered shares, par value $.01 per share, of which 450,00,000 are designated as common share and 50,000,000 shares are designated as preferred shares.

On July 29, 2013, the Company issued the following shares:

•         9,310,054 common shares on completion of its NPP, at NOK75.00 per share, equivalent to USD12.66 per share based on the exchange rate on July 29, 2013

•         4,667,135 common shares to Dorian Holdings (refer Note 4)

•         4,667,135 common shares to SeaDor Holdings LLC (refer Note 3)

The fair value of the shares issued to Dorian and SeaDor was determined by the Company to be NOK75 (or USD12.66) per share based on the issue price of the NPP.

On November 26, 2013, the Company issued the following shares:

•         16,081,081 common shares on completion of a second Private Placement in Norway (“NPP2”), at NOK92.50 per share, equivalent to USD15.16 per share based on the exchange rate on November 26, 2013

•         7,990,425 common shares to Scorpio Tankers Inc. (refer Note 3)

On February 12, 2014, the Company issued the following shares:

•         5,649,200 common shares on completion of a third Private Placement in Norway (“NPP3”), at NOK110.00 per share, equivalent to USD17.92 per share based on the exchange rate on February 12, 2014

Each holder of common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of common shares are entitled to share equally in any dividends, which the Company’s board of directors may declare from time to time, out of funds legally available for dividends. Upon dissolution, liquidation or winding-up, the holders of common shares will be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Holders of common shares do not have conversion, redemption or pre-emptive rights. Following the above mentioned private placements and share issuances and as of March 31, 2014, the Company’s eight board seats and common shares were held by Dorian Holdings (three board seats and 11.7% ownership), SeaDor Holdings (three board seats and 19.3% ownership), Scorpio Tankers Inc. (one board seat and 26.5% ownership), and affiliates of Kensico Capital Management (one board seat and 9.5% ownership). These parties retain the ability to exercise significant influence over our operations.

On April 23, 2014 the Company completed a one-for-five reverse stock split and reduced the number of the Company’s issued and outstanding common shares and affected all issued and outstanding common shares, outstanding immediately prior to the effectiveness of the reverse stock split. The number of the Company’s authorized common shares was not affected by the reverse split and the par value of our common shares remained unchanged at $0.01 per share. The reverse stock split reduced the number of the Company’s common shares outstanding at March 31, 2014 from 241,825,149 to 48,365,012 after the cancellation of 18 fractional shares. No fractional shares were issued in connection with the reverse stock split. Shareholders who otherwise held a fractional share of the Company’s common stock as a result of the reverse stock split received a cash payment in lieu of such fractional share. All amounts related to number of shares and per share amounts have been retroactively restated.

9. Owners’ Capital

Each ship owning entity is a body corporate duly organized under the laws of the Republic of Liberia and has an authorized share capital divided into 500 registered and/or bearer shares of no par value, all of which have been issued in the bearer form. The holders of the shares are entitled to one vote on all matters submitted to a vote of owners and to receive all dividends, if any.

Ship-owning entity	Date of incorporation
Cetus Transport Ltd.	March 17, 2004
Lyra Gas Transport Ltd.	January 30, 2005
Cepheus Transport Ltd.	January 27, 2004
Orion Tankers Limited	October 26,2005

As discussed in Note 1, the financial statements are comprised of the combined financial information of the entities that comprise the Owning Companies. As a result, the financial statements reflect owners’ capital and not share capital and additional paid in capital of a parent company. Owners’ capital represents contributions from owners. The owners’ capital was used to partly finance the acquisition of the vessels.